Commitments and Contingencies	12 Months Ended
Mar. 31, 2023
Commitments and Contingencies
Commitments and Contingencies
25.	Commitments and Contingencies

The Group’s lease consisted of operating leases for administrative office spaces in Wuxi and Shenzhen in the PRC. As of March 31, 2023, the Group had no obligation under long-term financing lease requiring minimum rentals. As of March 31, 2023, the Group did not have additional operating leases that have not yet commenced.

Total operating lease expenses for the year ended March 31, 2023 was $235,069 and was recorded in general and administrative expense on the consolidated statements of operations. As of March 31, 2023, the Group had no future minimum payments under non-cancelable operating leases for a period greater than one year.

On March 30, 2023, the Company established established a 75% owned subsidiary Le First Skillland Pte. Ltd. in Singapore, and there’s no transaction occurred. The Company committed to make a capital contribution of $282,463 (S $375,000) in September, 2023.

As of March 31, 2023, future minimum payments under non-cancelable operating leases were as follows:

Future Lease Payments

April 2023 to March 2024	$250,142
April 2024 to March 2025	14,370
Total	$264,512